Fair Value of Financial Instruments - Summary of Changes in Estimated Fair Value of Company's Level 3 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liabilities at the beginning of the period	$ 2,976	$ 3,870	$ 3,870	$ 3,328
Issuances	74,284		15	72
Settlements	(2,976)			(902)
Change in Fair value	(31,846)	(297)	(909)	1,372
Liabilities at the end of the period	42,438	3,573	2,976	3,870
Redeemable convertible preferred stock tranche obligation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liabilities at the beginning of the period	2,832	3,755	3,755	3,261
Settlements	(2,832)			(902)
Change in Fair value		(284)	(923)	1,396
Liabilities at the end of the period		3,471	2,832	3,755
Stock warrants liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liabilities at the beginning of the period	$ 144	$ 115	115	67
Issuances			15	72
Change in Fair value			14	(24)
Liabilities at the end of the period			$ 144	$ 115